Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting
Segment Reporting
3.    Segment Reporting

A business segment is an identifiable component of the entity that is intended to provide an individual product or service or a group of related products or services, and which is subject to risks and benefits that are distinguishable from other business segments.

Operating segment reporting is presented in a manner consistent with the internal reporting provided to the chief operating decision maker, in the case of Getnet, the Chief Executive Officer (“CEO”), in which he reviews items of the Consolidated Statement of Income and other comprehensive income. The CEO takes into consideration the entire Company as a single operating and reportable segment by monitoring operations, making decisions about resource allocation, financial and strategic planning, and performance evaluation based on a single operating segment. The CEO formally reviews financial data material for the Company and its subsidiaries.

The Company's revenue, profit or loss, and assets for this reportable segment can be determined by reference to the Consolidated Statement of Income, the Consolidated Statement of Comprehensive Income, and the Consolidated Balance Sheet.